Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.68%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		990	$99,268
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,982	95,651
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,656	95,700
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)			338,494
		Notional
PURCHASED OPTIONS - 126.14% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.40%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $390.08......................................	15	$537,840	28,534
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.39..........................................	26	932,256	925,676
PUT OPTIONS - 22.74%			954,210

iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.82...................	88	901,560	86,251
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price
$104.77................................................................................................................	90	922,050	56,443
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $351.07.......................................	26	932,256	63,879
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.42......................................	26	932,256	3,250
TOTAL PURCHASED OPTIONS (Cost $1,209,265)			209,823
			1,164,033
Total Investments (Cost $1,551,569) - 162.82%............................................................			1,502,527
Liabilities in Excess of Other Assets - (62.82)%.............................................................			(579,751)
....................................................................................TOTAL NET ASSETS - 100.00%			$922,776

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,494.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	6/12/2023	$156.42	26	$(932,256)	$(533,272)
PUT OPTIONS					(533,272)

iShares 20+ Year Treasury Bond ETF...............	6/12/2023	$113.49	88	(901,560)	(118,695)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	6/12/2023	$110.28	90	(922,050)	(87,960)
S&P 500® Mini Index...................................	6/12/2023	$390.08	26	(932,256)	(108,815)
TOTAL OPTIONS WRITTEN (Premiums Received $820,944)					(315,470)
					$(848,742)